Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012 acquisition
Significant Acquisitions and Disposals [Line Items]
Business Acquisition, Minority Interests Acquired											2
Proceeds from (Payments to) Noncontrolling Interests											$ 147,000,000
Net sales	3,525,415,000	3,358,406,000	3,106,006,000	3,226,144,000	3,428,233,000	3,307,041,000	3,065,495,000	3,214,935,000	13,215,971,000	13,015,704,000	13,145,942,000
Business Divestitures [Member]
Significant Acquisitions and Disposals [Line Items]
Net sales											158,000,000
Gain on Divestiture										18,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Significant Acquisitions and Disposals [Line Items]
Number of Businesses Acquired									3	8	4
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition									14,000,000	484,000,000	141,000,000
Payments to Acquire Businesses, Gross									19,000,000	621,000,000	156,000,000
Business Combination, Consideration Transferred, Liabilities Incurred										$ 114,000,000